CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents and Investments (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and Banks		$ 148,497	$ 241,607
Time deposits		128,033	94,416
Mutual funds		111,711	36,934
Government bonds at fair value			51,399
Total cash and cash equivalents		388,241	424,356	$ 331,267	$ 319,801
Investments
Total current investments		40,961	329,258
Investments in associates and joint ventures		16,597	63,273	$ 53,316
Total non-current investments		16,598	63,274
Total investments		57,559	392,532
Restricted funds		8,738	7,219
Restricted Funds 2024 Current Currency September 2025
Investments
Restricted funds, current currency amount	$ 10,657
Restricted Funds 2023 Current Currency September 2025
Investments
Restricted funds, current currency amount	$ 19,173
Government bonds | Financial assets at fair value through profit or loss, category [member]
Investments
Total current investments		13,887	295,714
Time deposits
Investments
Total current investments		25,164	32,164
Mutual funds
Investments
Total current investments		1,910	1,380
2003 Telecommunications Fund
Investments
Non-current investments		$ 1	$ 1